Commitments - Additional Information (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Entering into significant commitments or contingent liabilities [member] | Office Premises [Member]
Statement [Line Items]
Contractual commitments for renovation of office premises	₽ 9,648	₽ 40,653